BALANCE SHEET	Dec. 31, 2020 USD ($)
ASSETS
Current asset - cash	$ 24,981
Deferred offering costs	84,000
Total Assets	108,981
Current liabilities
Accrued expenses	1,500
Accrued offering costs	84,000
Total Current Liabilities	85,500
Commitments and Contingencies.
Stockholder's Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	23,275
Accumulated deficit	(1,519)
Total Stockholders' Equity	23,481
Total Liabilities and Stockholder's Equity	108,981
Class A Common Stock
Stockholder's Equity:
Common stock	0
Class B Common Stock
Stockholder's Equity:
Common stock	$ 1,725